Unproved Mineral Properties: Schedule of Unproved Mineral Properties (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Tables/Schedules
Schedule of Unproved Mineral Properties

Mineral Claims	Balance, January 31, 2013	Additions / Payments	Property Taxes Paid / Accrued	Write- down	Balance, July 31, 2013
Farellon Project
Farellon Alto 1-8(1)	$ 580,234	$ -	$ 8,910	$ (4,838)	$ 584,306
Cecil	54,076	-	3,877	(8,032)	49,921
	634,310	-	12,787	(12,870)	634,227
Perth Project
Perth(3)	75,346	(37,500)	21,967	-	59,813

Mateo Project
Margarita	19,099	-	476	-	19,575
Che (2)	25,079	-	1,292	-	26,371
Irene	48,142	-	510	-	48,652
Mateo	50,635	-	33,516	-	84,151
	142,955	-	35,794	-	178,749
Generative Claims	-	6,000	-	(6,000)	-

Total Costs	$ 852,611	$ (31,500)	$ 70,548	$ (18,870)	$ 872,789

Mineral Claims	Balance, January 31, 2012	Additions	Property Taxes Paid / Accrued	Impairment	Balance, January 31, 2013
Farellon Project
Farellon Alto 1-8(1)	$552,976	$13,142	$14,116	$-	$580,234
Cecil	41,746	-	12,330	-	54,076
	594,722	13,142	26,446	-	634,310
Perth Project
Perth	19,371	20,031	35,944	-	75,346

Mateo Project
Margarita	18,195	-	904	-	19,099
Che (2)	23,895	-	1,184	-	25,079
Irene	47,174	-	968	-	48,142
Mateo	33,065	15,634	1,936	-	50,635
	122,329	15,634	4,992	-	142,955
Veta Negra Project(3)
Veta Negra	18,480	9,247	10,129	(37,856)	-
Pibe	40,000	-	3,377	(43,377)	-
	58,480	9,247	13,506	(81,233)	-

Generative Claims	1,926	-	-	(1,926)	-

Total Costs	$796,828	$58,054	$80,888	(83,159)	$852,611